UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss) [1]	Brookfield Business Partners	Non-controlling interests
Beginning balance at Dec. 31, 2020		$ 2,706	$ 1,967	$ (730)	$ 445	$ (455)	$ 1,227	$ 1,479
Net income (loss)		(7)		(1)			(1)	(6)
Other comprehensive income		53				7	7	46
Comprehensive income (loss)		46		(1)		7	6	40
Contributions		11	11				11
Distributions		(64)		(18)			(18)	(46)
Ending balance at Jun. 30, 2021		2,699	1,978	(749)	445	(448)	1,226	1,473
Beginning balance at Dec. 31, 2021		1,136	159	(712)	445	(408)	(516)	1,652
Net income (loss)		887		625			625	262
Other comprehensive income		153				46	46	107
Comprehensive income (loss)		1,040		625		46	671	369
Contributions		12	7				7	5
Distributions		(831)		(81)			(81)	(750)
Ownership changes		(25)			(25)		(25)
Special distribution	[2]	0	571		(571)
Ending balance at Jun. 30, 2022		$ 1,332	$ 737	$ (168)	$ (151)	$ (362)	$ 56	$ 1,276

[1]	See Note 17 for additional information.
[2]	See Note 1(b) for additional information.